Assets Held for Sale - Disclosure of Long Lived Assets Held-for-sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Loss on disposal	$ 82.0	$ 0.0	$ 0.0
Closing balance at the end of the period	128.4	0.0
Drilling units
Long Lived Assets Held-for-sale [Line Items]
West Rigel newbuild investment, classified as held for sale	$ 2,738.0	$ 2,923.5